Employee Stock-Based Compensation - Stock Option Valuation (Detail) - Stock Options	6 Months Ended
Jun. 30, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	6 years
Expected volatility	75.20%
Expected dividend yield	0.00%
Risk-free rate	1.75%